Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 435,310	£ 433,124
Financial assets at fair value through profit or loss	2,265	1,862
Financial assets at fair value through other comprehensive income	27,521	27,337
Financial liabilities at fair value through profit or loss	4,909	5,255
Derivative financial instruments	3,980	4,307
Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	1	1
Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	(1)	(1)
Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	286	270
Financial assets at fair value through other comprehensive income	51	53
Financial liabilities at fair value through profit or loss	23	23
Gross carrying amount | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	337	323
Level 3 financial liabilities carried at fair value	171	162
Gross carrying amount | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	148	139
Option pricing model | Gross carrying amount | Derivative financial liabilities | Interest Rate Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	14	16
Market values – property valuation | Favourable changes | Derivative financial liabilities | Housing Price Index
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Shared appreciation rights	13	13
Market values – property valuation | Unfavourable changes | Derivative financial liabilities | Housing Price Index
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Shared appreciation rights	(12)	(12)
Market values – property valuation | Gross carrying amount | Derivative financial liabilities | Housing Price Index
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Shared appreciation rights	£ 134	£ 123
Minimum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.13	0.13
Minimum | Housing price index | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	(0.01)	(0.01)
Maximum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	2	2
Maximum | Housing price index | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.01	0.01
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	£ 2,265	£ 1,862
Financial assets at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	286	270
Financial assets at fair value through profit or loss | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity investments	4	4
Financial assets at fair value through profit or loss | Discounted cash flows | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	20	21
Financial assets at fair value through profit or loss | Discounted cash flows | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	(19)	(19)
Financial assets at fair value through profit or loss | Discounted cash flows | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 282	£ 266
Financial assets at fair value through profit or loss | Minimum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	(0.0050)	(0.0050)
Financial assets at fair value through profit or loss | Maximum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0050	0.0050